Supplemental Guarantor Information - Schedule of Supplemental Condensed Consolidated Income Statement (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of supplemental guarantor information [Line Items]
Revenue	€ 25,220	€ 24,789	[1]	€ 21,406	[1]
Cost of sales	(16,903)	(16,566)	[1]	(14,743)	[1]
Gross profit	8,317	8,223	[1]	6,663	[1]
Group operating profit	2,095	1,908	[1]	1,166	[1]
(Loss)/profit on disposals	56	53	[1]	99	[1]
Profit before finance costs	2,151	1,961	[1]	1,265	[1]
Finance costs	(301)	(325)	[1]	(303)	[1]
Finance income	12	8	[1]	8	[1]
Other financial expense	(60)	(66)	[1]	(94)	[1]
Share of equity accounted investments' profit	65	42	[1]	44	[1]
Profit before tax from continuing operations	1,867	1,620	[1]	920	[1]
Income tax expense	(55)	(431)	[1]	(276)	[1]
Group profit for the financial year from continuing operations	1,812	1,189	[1]	644	[1]
Profit after tax for the financial year from discontinued operations	107	81	[1]	85	[1]
Group profit for the financial year	1,919	1,270	[1]	729	[1]
Profit attributable to:
From continuing operations	1,788	1,162	[1]	639	[1]
From discontinued operations	107	81	[1]	85	[1]
From continuing operations	24	27	[1]	5	[1]
Group profit for the financial year	1,919	1,270	[1]	729	[1]
From continuing operations	1,788	1,162	[1]	639	[1]
From discontinued operations	107	81	[1]	85	[1]
From continuing operations	24	27	[1]	5	[1]
Group profit for the financial year	1,919	1,270	[1]	729	[1]
Guarantor [member]
Disclosure of supplemental guarantor information [Line Items]
Operating income/(costs)	22	20		1,473
Group operating profit	22	20		1,473
(Loss)/profit on disposals				(7)
Profit before finance costs	22	20		1,466
Finance income	2	2		1
Share of subsidiaries' (loss)/profit before tax	1,754	1,529		(596)
Share of equity accounted investments' profit	65	42		44
Profit before tax from continuing operations	1,843	1,593		915
Income tax expense	(55)	(431)		(276)
Group profit for the financial year from continuing operations	1,788	1,162		639
Profit after tax for the financial year from discontinued operations	107	81		85
Group profit for the financial year	1,895	1,243		724
Profit attributable to:
From continuing operations	1,788	1,162		639
From discontinued operations	107	81		85
Group profit for the financial year	1,895	1,243		724
From continuing operations	1,788	1,162		639
From discontinued operations	107	81		85
Group profit for the financial year	1,895	1,243		724
CRH America, Inc [member]
Disclosure of supplemental guarantor information [Line Items]
Finance costs	(235)	(266)		(321)
Finance income	242	275		333
Share of subsidiaries' (loss)/profit before tax	83	95		62
Profit before tax from continuing operations	90	104		74
Income tax expense	(29)	(41)		(29)
Group profit for the financial year from continuing operations	61	63		45
Group profit for the financial year	61	63		45
Profit attributable to:
From continuing operations	61	63		45
Group profit for the financial year	61	63		45
From continuing operations	61	63		45
Group profit for the financial year	61	63		45
Non-Guarantor subsidiaries [member]
Disclosure of supplemental guarantor information [Line Items]
Revenue	25,220	24,789		21,406
Cost of sales	(16,903)	(16,566)		(14,743)
Gross profit	8,317	8,223		6,663
Operating income/(costs)	(6,244)	(6,335)		(6,970)
Group operating profit	2,073	1,888		(307)
(Loss)/profit on disposals	56	53		106
Profit before finance costs	2,129	1,941		(201)
Finance costs	(308)	(334)		(315)
Finance income	10	6		7
Other financial expense	(60)	(66)		(94)
Share of equity accounted investments' profit	65	42		44
Profit before tax from continuing operations	1,836	1,589		(559)
Income tax expense	(26)	(390)		(247)
Group profit for the financial year from continuing operations	1,810	1,199		(806)
Profit after tax for the financial year from discontinued operations	107	81		85
Group profit for the financial year	1,917	1,280		(721)
Profit attributable to:
From continuing operations	1,786	1,172		(811)
From discontinued operations	107	81		85
From continuing operations	24	27		5
Group profit for the financial year	1,917	1,280		(721)
From continuing operations	1,786	1,172		(811)
From discontinued operations	107	81		85
From continuing operations	24	27		5
Group profit for the financial year	1,917	1,280		(721)
Eliminate and reclassify [member]
Disclosure of supplemental guarantor information [Line Items]
Finance costs	242	275		333
Finance income	(242)	(275)		(333)
Share of subsidiaries' (loss)/profit before tax	(1,837)	(1,624)		534
Share of equity accounted investments' profit	(65)	(42)		(44)
Profit before tax from continuing operations	(1,902)	(1,666)		490
Income tax expense	55	431		276
Group profit for the financial year from continuing operations	(1,847)	(1,235)		766
Profit after tax for the financial year from discontinued operations	(107)	(81)		(85)
Group profit for the financial year	(1,954)	(1,316)		681
Profit attributable to:
From continuing operations	(1,847)	(1,235)		766
From discontinued operations	(107)	(81)		(85)
Group profit for the financial year	(1,954)	(1,316)		681
From continuing operations	(1,847)	(1,235)		766
From discontinued operations	(107)	(81)		(85)
Group profit for the financial year	(1,954)	(1,316)		681
CRH and subsidiaries [member]
Disclosure of supplemental guarantor information [Line Items]
Revenue	25,220	24,789		21,406
Cost of sales	(16,903)	(16,566)		(14,743)
Gross profit	8,317	8,223		6,663
Operating income/(costs)	(6,222)	(6,315)		(5,497)
Group operating profit	2,095	1,908		1,166
(Loss)/profit on disposals	56	53		99
Profit before finance costs	2,151	1,961		1,265
Finance costs	(301)	(325)		(303)
Finance income	12	8		8
Other financial expense	(60)	(66)		(94)
Share of equity accounted investments' profit	65	42		44
Profit before tax from continuing operations	1,867	1,620		920
Income tax expense	(55)	(431)		(276)
Group profit for the financial year from continuing operations	1,812	1,189		644
Profit after tax for the financial year from discontinued operations	107	81		85
Group profit for the financial year	1,919	1,270		729
Profit attributable to:
From continuing operations	1,788	1,162		639
From discontinued operations	107	81		85
From continuing operations	24	27		5
Group profit for the financial year	1,919	1,270		729
From continuing operations	1,788	1,162		639
From discontinued operations	107	81		85
From continuing operations	24	27		5
Group profit for the financial year	€ 1,919	€ 1,270		€ 729

[1]	1 Restated to show the results of our Americas Distribution segment in discontinued operations. See note 2 for further details.